FORM 13F

Report for the Calendar Year or Quarter Ended:	December 31, 1999

Check here if Amendment  [  ];	Amendment Number:
This Amendment (Check only one.):	[  ]  is a restatement.
		[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Parsons Capital Management, Inc.
Address:	10 Weybosset Street
		Suite 106
		Providence, RI   02903

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed herendment (Check only one.)